Sales and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2019
Sales and Marketing Expenses [Abstract]
Schedule of sales and marketing expenses
	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Consulting	$96,976	$57,294	$223,829	$119,515
Marketing	170,761	64,875	288,143	213,854
Salaries	172,801	74,445	300,566	142,875
	$440,538	$196,614	$812,538	$476,244